Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of Stockholders' Equity [Abstract]
Beginning Balance	¥ 7,420	¥ 6,548	¥ 7,467
Adjustment of redeemable noncontrolling interests to redemption value	2,131	1,876	(1,293)
Comprehensive income
Net Income	404	452	432
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	326	(416)	(58)
Total other comprehensive income (loss)	326	(416)	(58)
Comprehensive income	730	36	374
Dividends	(501)	(1,040)	0
Ending Balance	¥ 9,780	¥ 7,420	¥ 6,548